FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 690,073	$ 1,584,117
Income / (Loss) through OCI	(237,164)	(1,532,967)
Disposals	(187,042)	(167,329)
Additions	392,505	806,252
Ending balance of fair value of equity instruments	658,372	690,073
Mercado Abierto Electrnico S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	3,554	627,246
Income / (Loss) through OCI	993	(623,692)
Ending balance of fair value of equity instruments	4,547	3,554
Play Digital S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	370,442	596,696
Income / (Loss) through OCI	(495,208)	(616,859)
Disposals	(152,727)	(163,843)
Additions	390,508	554,448
Ending balance of fair value of equity instruments	113,015	370,442
Seguro de Depsitos S.A
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	41,227	72,180
Income / (Loss) through OCI	15,694	(30,953)
Ending balance of fair value of equity instruments	56,921	41,227
Compensador Electrnica S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	242,388	221,667
Income / (Loss) through OCI	245,552	24,207
Disposals	(34,315)	(3,486)
Additions	1,997
Ending balance of fair value of equity instruments	455,622	242,388
Provincanje S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	16,648	49,185
Income / (Loss) through OCI	(9,003)	(284,341)
Additions		251,804
Ending balance of fair value of equity instruments	7,645	16,648
Cuyo Aval Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	12,301	12,702
Income / (Loss) through OCI	2,931	(401)
Ending balance of fair value of equity instruments	15,232	12,301
Argencontrol S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,265	2,197
Income / (Loss) through OCI	1,273	(932)
Ending balance of fair value of equity instruments	2,538	1,265
IEBA S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	133	414
Income / (Loss) through OCI	(72)	(281)
Ending balance of fair value of equity instruments	61	133
Other Reciprocal Guarantee Companies
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,115	1,830
Income / (Loss) through OCI	676	285
Ending balance of fair value of equity instruments	$ 2,791	$ 2,115